SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Schedule of selling, general and administrative expenses) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 20, 2021	Jan. 31, 2023	Jan. 31, 2022
Selling, General and Administrative Expense [Abstract]
Accounting and legal	$ 68,195	$ 716,349	$ 665,248
Depreciation and amortization		1,365,018	1,280,446
License fees, taxes and insurance		1,625,036	1,807,645
Office facilities and administrative		338,492	301,944
Operating lease cost		591,375	591,376
Other expenses		806,009	256,454
Professional fees and consulting		903,513	701,999
Salaries and wages		2,747,133	2,913,900
Sales, marketing, and promotion		83,672	83,770
Share-based compensation		209,441	366,469
Shareholder communications		18,128	26,781
Travel and entertainment		41,742	59,142
Selling, general and administrative expenses		$ 9,445,908	$ 9,055,174